MERIDIAN FUND, INC.
                                                                   April 5, 2007

To Our Shareholders:

Stocks posted modest gains during the first quarter of 2007. The positive influence of steady economic growth and corporate buyouts were mostly offset by concerns over higher oil prices and a deteriorating mortgage market. The S&P 500 advanced 0.2%, the NASDAQ 0.3% and the Russell 2000 1.7%. Tires, steel and mining stocks represented the best performing sectors while the worst performing groups included home construction, distillers and vintners and mortgage finance companies. The yield on the ten-year government bond declined from 4.71% to 4.65%, indicating a stable interest rate environment.

The economy grew at a respectable 2.5% rate during the fourth quarter of 2006. The unemployment rate now stands at a low 4.5%, job growth is solid and wages are rising at a 4.0% annual-rate. This healthy labor market supports continued gains in consumer spending. Non-residential construction is growing while expansion in the manufacturing sector is moderating and the auto and housing sectors struggle. There has not been a significant change in interest rates or the rate of inflation during the quarter. Our economic outlook is for continued modest growth, stable interest rates and inflation in the range of 2% to 3%. Corporate profits, we believe, will rise in the mid single-digit range this year. The major economic risks are further deterioration in the mortgage market and disruptions in energy supplies.

We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

/s/ Richard F. Aster, Jr.

Richard F. Aster, Jr.

MERIDIAN EQUITY INCOME FUND(R) (MEIFX)

The Meridian Equity Income Fund's net asset value per share at March 31, 2007 was $12.36. This represents an increase of 0.96% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, January 31, 2005, were 28.0% and 12.1%, respectively. The Fund's assets at the close of the quarter were invested 4.6% in cash and 95.4% in stocks. Total net assets were $39,044,519 and there were 607 shareholders.

The Meridian Equity Income Fund continues to focus on companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The portfolio is diversified with 36 positions representing 27 different industry groups. At the end of the March quarter, the portfolio's average holding had a 5-year-average return on equity of 19.2% and an average dividend yield of 2.8%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $31.8 billion, a debt ratio of 31.1% and earnings per share that are expected to grow 10.0% during the next several years. We believe these financial characteristics will lead to positive returns for the fund.

During the quarter we purchased shares of Intel, AT&T and United Parcel Service. We sold our positions in BellSouth, Cato and IHOP.

Carnival Corporation, a current holding, is the worlds largest cruise company with cruise packages ranging from economy to premium price points and covering all important geographic destinations, The global cruise industry is forecast to continue its long-term growth rate of 9% given its increasing penetration into the vacation market, demographic trends and passenger satisfaction. Carnival has a strong balance sheet and is estimated to grow earnings at an annual rate of 14% during the next 5 years. We believe Carnival is well managed and attractively valued with a yield in the area of 3%, a price earnings ratio of 15 times earnings and selling at roughly 2 times book value.

MERIDIAN GROWTH FUND(R) (MERDX)

The Meridian Growth Fund's net asset value per share at March 31, 2007 was $41.43. This represents an increase of 5.6% for the calendar year to date. The Fund's total return and average annual compound rate of return since inception, August 1, 1984, were 1,882.7% and 14.1%, respectively. The Fund's assets at the close of the quarter were invested 5.1% in cash and cash equivalents and 94.9% in stocks. Total net assets were $2,003,430,810 and there were 76,188 shareholders.

We believe the market will produce normal type returns during the period ahead, but we acknowledge that short-term market predictions aren't worth much. Stocks overall are fairly valued, corporate profits continue to grow and interest rates are stable. Stock selection will be important in determining returns. Our heaviest areas of focus continue to be the health care, consumer and technology sectors. Our portfolio of 46 positions sells, on average, at a reasonable valuation and the companies are expected to have solid profit growth in 2007. We believe this positions us for positive returns.

During the quarter, we purchased shares of BEA Systems, Brown & Brown, Hyperion Solutions and International Rectifier. We sold our positions in EGL, Foot Locker, Ruby Tuesday and Vishay Intertechnology.

UCBH Holdings, a current holding, is a commercial bank that provides services to the Chinese community in the U.S. and American companies doing business in China. The company has 40% share of this segment in the important Northern California region and strong positions in

Los Angeles, Seattle, Boston and New York. UCBH will benefit from the growing Asian population in the U.S. and expanding trade between China and the U.S. The Asian population in the U.S. is expected to grow from 11 million in 2000 to 33 million by 2050. China is our largest trading partner and its importance will continue to grow. Recently, UCBH announced its intent to acquire privately-held Business Development Bank Ltd. in Shanghai, which should accelerate growth in the years ahead. This allows the bank to provide full services to U.S. customers and better serve small and medium-sized Chinese enterprises doing business in the U.S. The stock sells at a reasonable valuation given its track record, financial returns and long-term business outlook.

MERIDIAN VALUE FUND(R) (MVALX)

The Wall Street Journal ranked the Meridian Value Fund the thirteenth best performing stock fund for the ten-year period ending March 31, 2007. This is out of a universe of approximately 2,000 funds.

The Meridian Value Fund's net asset value per share at March 31, 2007 was $37.02. This represents an increase of 4.0% for the calendar year to date. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 700.7% and 19.4%, respectively. The comparable period returns for the S&P 500 with dividends were 217.9% and 10.3%, respectively. The Fund's assets at the close of the quarter were invested 4.8% in cash and cash equivalents and 95.2% in stocks. Total net assets were $1,793,278,184 and there were 76,054 shareholders.

Our investment strategy is unchanged. We continue to seek out-of-favor companies that have defensible positions in their industries, strong or improving balance sheets, reasonable valuations and good prospects for earnings growth. We believe that over the long term this strategy will continue to outperform. In our opinion the portfolio is well positioned, reasonably valued and diversified. We hold 62 positions, representing 27 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, industrial products and healthcare products. The outlook for our approach, in our view, is favorable at this time.

During the quarter we purchased shares of Avid Technology, Cognos, The Cooper Companies, Charles River Laboratories International, Intel, Progress Energy, Polaris Industries, Schnitzer Steel Industries and Steris. We sold our positions in AmerisourceBergen, BearingPoint, Cincinnati Financial, El Paso, Healthcare Realty Trust, Ross Stores, Ruby Tuesday, Tidewater, Tektronix and Xilinx.

Zebra Technologies, a current holding, is the leading producer of printers focused on the business supply chain and security markets. Regulatory changes in Europe in 2005 required the company to revamp much of its product line, an effort that took a greater than expected toll on Zebra's research and development capabilities and resulted in a lack of new products worldwide. This hurt sales in this rapidly evolving industry and was exacerbated by tough conditions in the retail market. With the European transition complete, Zebra has since come out with an attractive new product line and new product sales have improved significantly. Revenue growth in the recently completed March quarter was up over 18% compared to the prior year. The company should benefit from growth in security and the emerging RFID market for the next several years. We believe earnings per share can grow from $1.56 in 2006 to around $2.50 over the next 3 to 5 years. Zebra has an excellent balance sheet with over $6 in cash per share and we believe it trades at a reasonable valuation given its growth prospects.

MISCELLANEOUS

The most cost effective method to purchase Meridian Fund shares is directly through our transfer agent PFPC, instead of through third party platforms offered by brokers that charge transaction fees. This is especially true for long-term investors that make multiple purchases. The Meridian Funds are no-load and there are no commissions charged when purchased directly through our transfer agent, PFPC.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

MERIDIAN EQUITY INCOME FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Industrial Services.........................................    8.1%  $ 3,160,656
Electrical Equipment........................................    5.4     2,109,187
Brokerage & Money Management................................    5.4     2,105,912
Banking.....................................................    5.3     2,057,927
Insurance...................................................    5.2     2,042,527
Basic Materials.............................................    5.2     2,037,193
Paper/Forest Products.......................................    5.1     1,994,445
Diversified Operations......................................    5.0     1,953,173
Toys........................................................    3.1     1,188,267
Telecommunications Services.................................    2.9     1,142,681
Apparel.....................................................    2.8     1,090,584
Chemicals...................................................    2.7     1,073,572
Oil & Gas...................................................    2.7     1,050,232
Business Products...........................................    2.7     1,048,427
Furniture & Fixtures........................................    2.7     1,047,921
Technology..................................................    2.7     1,046,889
Healthcare Products.........................................    2.7     1,044,005
Industrial Products.........................................    2.7     1,043,438
Office Supplies.............................................    2.6     1,028,160
Leisure & Amusement.........................................    2.6     1,028,108
Building-Tools & Machinery..................................    2.6     1,026,928
Transportation..............................................    2.6     1,011,543
Consumer Products...........................................    2.6       993,879
Retail......................................................    2.5       988,326
Insurance Brokers...........................................    2.5       986,532
Business Services...........................................    2.5       981,161
Auto Components.............................................    2.5       966,587
Cash & Other Assets, Less Liabilities.......................    4.6     1,796,259
                                                              -----   -----------
                                                              100.0%  $39,044,519
                                                              =====   ===========


MERIDIAN GROWTH FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Retail....................................................    9.3%  $  185,821,807
Healthcare Services.......................................    9.0      180,677,512
Healthcare Products.......................................    7.1      142,363,682
Banking...................................................    6.6      132,239,241
Tech-Software.............................................    6.5      130,867,208
Insurance Brokers.........................................    4.8       95,880,358
Brokerage & Money Management..............................    4.3       86,282,411
Consumer Services.........................................    4.3       85,105,869
Industrial Services.......................................    4.2       84,653,405
Industrial Products.......................................    4.0       79,975,770
Leisure & Amusement.......................................    3.9       78,574,648
Technology................................................    3.6       72,367,002
Cellular Communications...................................    2.8       56,570,980
Wholesale.................................................    2.7       53,286,856
Aerospace/Defense.........................................    2.6       52,571,280
Business Products.........................................    2.5       50,254,136
Chemicals.................................................    2.4       48,824,391
Insurance.................................................    2.3       46,127,615
Apparel...................................................    2.3       45,491,255
Restaurants...............................................    2.3       45,220,654
U.S. Government Obligations...............................    2.2       44,786,288
Business Services.........................................    2.2       43,925,863
Construction..............................................    2.2       42,858,827
Hotels & Lodging..........................................    2.0       40,377,582
Transportation............................................    1.0       19,951,529
Cash & Other Assets, Less Liabilities.....................    2.9       58,374,641
                                                            -----   --------------
                                                            100.0%  $2,003,430,810
                                                            =====   ==============


MERIDIAN VALUE FUND(R)

SUMMARY OF PORTFOLIO HOLDINGS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



PORTFOLIO HOLDINGS BY CATEGORY (% OF TOTAL NET ASSETS)
Industrial Products.......................................    7.4%  $  132,468,274
Technology................................................    7.3      131,493,360
Consumer Products.........................................    7.0      126,343,045
Banking...................................................    6.9      124,234,760
Healthcare Products.......................................    6.9      123,956,737
Industrial Services.......................................    6.8      122,148,140
Utilities.................................................    6.5      117,356,970
Pharmaceuticals...........................................    4.7       84,411,326
Agriculture...............................................    4.1       73,828,516
Consumer Products/Food & Beverage.........................    4.0       71,860,410
Retail....................................................    3.7       65,428,150
Insurance Brokers.........................................    2.9       52,562,240
Brokerage & Money Management..............................    2.6       46,007,950
Business Products.........................................    2.6       45,897,020
U.S. Government Obligations...............................    2.5       44,786,288
Apparel...................................................    2.3       41,106,005
Energy....................................................    2.3       40,938,652
Aerospace/Defense.........................................    2.2       39,390,420
Telecommunications Services...............................    2.1       37,293,000
Oil & Gas.................................................    2.0       36,480,645
Telecommunications Equipment..............................    2.0       35,567,256
Insurance.................................................    1.8       31,915,752
Real Estate...............................................    1.7       29,693,043
Healthcare Services.......................................    1.4       25,567,800
Information Technology Services...........................    1.1       19,182,465
Leisure & Amusement.......................................    1.0       17,642,246
Tech-Software.............................................    1.0       16,973,151
Basic Materials...........................................    0.9       16,670,345
Cash & Other Assets, Less Liabilities.....................    2.3       42,074,218
                                                            -----   --------------
                                                            100.0%  $1,793,278,184
                                                            =====   ==============


MERIDIAN EQUITY INCOME FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                Shares            Value*
                                           ---------------   ---------------


COMMON STOCKS - 95.4%

  APPAREL - 2.8%
     VF Corp. ..........................        13,200         $$1,090,584


  AUTO COMPONENTS - 2.5%
     Autoliv, Inc. (Sweden).............        16,925             966,587


  BANKING - 5.3%
     Comerica, Inc. ....................        17,235           1,018,933
     Regions Financial Corp. ...........        29,375           1,038,994
                                                               -----------
                                                                 2,057,927

  BASIC MATERIALS - 5.2%
     PPG Industries, Inc. ..............        15,090           1,060,978
     Rohm & Haas Co. ...................        18,875             976,215
                                                               -----------
                                                                 2,037,193

  BROKERAGE & MONEY MANAGEMENT - 5.4%
     Federated Investors, Inc. Class B..        28,915           1,061,759
     Waddell & Reed Financial, Inc.
       Class A..........................        44,775           1,044,153
                                                               -----------
                                                                 2,105,912

  BUILDING-TOOLS & MACHINERY - 2.6%
     Stanley Works (The)................        18,550           1,026,928


  BUSINESS PRODUCTS - 2.7%
     Diebold, Inc. .....................        21,975           1,048,427


  BUSINESS SERVICES - 2.5%
     R. R. Donnelley & Sons Co. ........        26,815             981,161


  CHEMICALS - 2.7%
     RPM International, Inc. ...........        46,475           1,073,572


  CONSUMER PRODUCTS - 2.6%
     Reynolds American, Inc. ...........        15,925             993,879


  DIVERSIFIED OPERATIONS - 5.0%
     3M Co. ............................        12,740             973,718
     E.I. du Pont de Nemours & Co. .....        19,815             979,455
                                                               -----------
                                                                 1,953,173

  ELECTRICAL EQUIPMENT - 5.4%
     Emerson Electric Co. ..............        24,375           1,050,319
     Hubbell, Inc. Class B..............        21,950           1,058,868
                                                               -----------
                                                                 2,109,187

  FURNITURE & FIXTURES - 2.7%
     Leggett & Platt, Inc. .............        46,225           1,047,921


  HEALTHCARE PRODUCTS - 2.7%
     Johnson & Johnson..................        17,325           1,044,005


  INDUSTRIAL PRODUCTS - 2.7%
     Bemis Co., Inc. ...................        31,250           1,043,438


  INDUSTRIAL SERVICES - 8.1%
     ABM Industries, Inc. ..............        42,160           1,112,602
     Genuine Parts Co. .................        20,835           1,020,915
     Waste Management, Inc. ............        29,850           1,027,139
                                                               -----------
                                                                 3,160,656

  INSURANCE - 5.2%
     Lincoln National Corp. ............        15,100           1,023,629
     Mercury General Corp. .............        19,210           1,018,898
                                                               -----------
                                                                 2,042,527

  INSURANCE BROKERS - 2.5%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        24,925             986,532


  LEISURE & AMUSEMENT - 2.6%
     Carnival Corp. ....................        21,940           1,028,108


  OFFICE SUPPLIES - 2.6%
     Avery Dennison Corp. ..............        16,000           1,028,160


  OIL & GAS - 2.7%
     Chevron Corp. .....................        14,200           1,050,232


MERIDIAN EQUITY INCOME FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------

COMMON STOCK (continued)


  PAPER/FOREST PRODUCTS - 5.1%
     Kimberly-Clark Corp. ..............        14,525         $   994,817
     Sonoco Products Co. ...............        26,600             999,628
                                                               -----------
                                                                 1,994,445

  RETAIL - 2.5%
     Limited Brands, Inc. ..............        37,925             988,326


  TECHNOLOGY - 2.7%
     Intel Corp. .......................        54,725           1,046,889


  TELECOMMUNICATIONS SERVICES - 2.9%
     AT&T, Inc. ........................        28,980           1,142,681


  TOYS - 3.1%
     Mattel, Inc. ......................        43,100           1,188,267


  TRANSPORTATION - 2.6%
     United Parcel Service, Inc. Class
       B................................        14,430           1,011,543


  TOTAL INVESTMENTS - 95.4%
     (Cost $33,223,293)...................................      37,248,260


CASH AND OTHER ASSETS, LESS LIABILITIES - 4.6%............       1,796,259
                                                               -----------


NET ASSETS - 100.0%.......................................     $39,044,519
                                                               ===========




The aggregate book cost is $33,223,293.

The aggregate gross unrealized appreciation is $4,302,456.
The aggregate gross unrealized depreciation is $(277,489).
The net unrealized appreciation is $4,024,967.

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                Value***
                                           --------------------   --------------------


COMMON STOCKS - 94.9%

  AEROSPACE/DEFENSE - 2.6%
     BE Aerospace, Inc.*................              1,658,400      $  $52,571,280


  APPAREL - 2.3%
     Carter's, Inc.*....................              1,795,235          45,491,255


  BANKING - 6.6%
     Annaly Capital Manangement, Inc.
       REIT.............................              2,852,400          44,155,152
     SVB Financial Group*...............                826,500          40,159,635
     UCBH Holdings, Inc. ...............              2,573,816          47,924,454
                                                                     --------------
                                                                        132,239,241

  BROKERAGE & MONEY MANAGEMENT - 4.3%
     Affiliated Managers Group, Inc.*...                390,000          42,256,500
     T. Rowe Price Group, Inc. .........                932,950          44,025,911
                                                                     --------------
                                                                         86,282,411

  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc. .....................              1,053,325          50,254,136


  BUSINESS SERVICES - 2.2%
     CSG Systems International, Inc.*...              1,755,630          43,925,863


  CELLULAR COMMUNICATIONS - 2.8%
     American Tower Corp. Class A*......              1,452,400          56,570,980


  CHEMICALS - 2.4%
     RPM International, Inc. ...........              2,113,610          48,824,391


  CONSTRUCTION - 2.2%
     Granite Construction, Inc. ........                775,585          42,858,827


  CONSUMER SERVICES - 4.3%
     Regis Corp. .......................              1,079,800          43,591,526
     Rollins, Inc. .....................              1,804,187          41,514,343
                                                                     --------------
                                                                         85,105,869

  HEALTHCARE PRODUCTS - 7.1%
     C. R. Bard, Inc. ..................                582,975          46,352,342
     DENTSPLY International, Inc. ......              1,526,000          49,976,500
     Edwards Lifesciences Corp.*........                907,985          46,034,840
                                                                     --------------
                                                                        142,363,682

  HEALTHCARE SERVICES - 9.0%
     Apria Healthcare Group, Inc.*......              1,317,700          42,495,825
     Cerner Corp.*......................                935,230          50,923,273
     DaVita, Inc.*......................                839,100          44,740,812
     Laboratory Corp. of America
       Holdings*........................                585,400          42,517,602
                                                                     --------------
                                                                        180,677,512

  HOTELS & LODGING - 2.0%
     Las Vegas Sands Corp.*.............                466,200          40,377,582


  INDUSTRIAL PRODUCTS - 4.0%
     Airgas, Inc. ......................                720,067          30,350,824
     Dionex Corp.*......................                728,600          49,624,946
                                                                     --------------
                                                                         79,975,770

  INDUSTRIAL SERVICES - 4.2%
     Allied Waste Industries, Inc.*.....              2,903,025          36,549,085
     Republic Services, Inc. ...........                863,500          24,022,570
     United Rentals, Inc.*..............                875,700          24,081,750
                                                                     --------------
                                                                         84,653,405

  INSURANCE - 2.3%
     Mercury General Corp. .............                869,676          46,127,615


  INSURANCE BROKERS - 4.8%
     Brown & Brown, Inc. ...............              1,752,850          47,362,007
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,225,830          48,518,351
                                                                     --------------
                                                                         95,880,358

  LEISURE & AMUSEMENT - 3.9%
     Royal Caribbean Cruises, Ltd. .....              1,149,965          48,482,524
     Winnebago Industries, Inc. ........                894,800          30,092,124
                                                                     --------------
                                                                         78,574,648

MERIDIAN GROWTH FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------

COMMON STOCK (continued)


  RESTAURANTS - 2.3%
     CBRL Group, Inc. ..................                976,688      $   45,220,654


  RETAIL - 9.3%
     Bed Bath & Beyond, Inc.*...........              1,078,900          43,339,413
     Claire's Stores, Inc. .............                945,940          30,383,593
     PetSmart, Inc. ....................              1,391,000          45,847,360
     Ross Stores, Inc. .................              1,323,200          45,518,080
     Zale Corp.*........................                785,950          20,733,361
                                                                     --------------
                                                                        185,821,807

  TECHNOLOGY - 3.6%
     International Rectifier Corp.*.....              1,032,700          39,459,467
     Zebra Technologies Corp. Class A*..                852,306          32,907,535
                                                                     --------------
                                                                         72,367,002

  TECH-SOFTWARE - 6.5%
     Advent Software, Inc.*.............              1,066,438          37,186,693
     BEA Systems, Inc.*.................              3,625,000          42,013,750
     Cognos, Inc. (Canada)*.............              1,219,565          48,038,665
     Hyperion Solutions Corp.*..........                 70,000           3,628,100
                                                                     --------------
                                                                        130,867,208

  TRANSPORTATION - 1.0%
     AirTran Holdings, Inc.*............              1,942,700          19,951,529


  WHOLESALE - 2.7%
     United Stationers, Inc.*...........                889,300          53,286,856

  TOTAL COMMON STOCKS - 94.9%
     (Cost $1,477,019,362).....................................       1,900,269,881
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 2.2%
     U.S. Treasury Bill @ 5.063%**
       due 04/05/07
       (Face Value $15,000,000)................................          14,989,708
     U.S. Treasury Bill @ 5.130%**
       due 05/03/07
       (Face Value $15,000,000)................................          14,931,250
     U.S. Treasury Bill @ 5.025%**
       due 06/07/07
       (Face Value $15,000,000)................................          14,865,330
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $44,782,125).........................................          44,786,288
                                                                     --------------

  TOTAL INVESTMENTS - 97.1%
     (Cost $1,521,801,487).....................................       1,945,056,169

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.9%.................          58,374,641
                                                                     --------------

NET ASSETS - 100.0%............................................      $2,003,430,810
                                                                     ==============




The aggregate book cost is $1,521,801,487.

The aggregate gross unrealized appreciation is $426,900,553.
The aggregate gross unrealized depreciation is $(3,645,871).
The net unrealized appreciation is $423,254,682.

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND(R)

SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                  Shares                Value***
                                           --------------------   --------------------


COMMON STOCKS - 95.2%

  AEROSPACE/DEFENSE - 2.2%
     BE Aerospace, Inc.*................              1,242,600      $  $39,390,420


  AGRICULTURE - 4.1%
     Bunge, Ltd. .......................                428,300          35,214,826
     Universal Corp. ...................                629,400          38,613,690
                                                                     --------------
                                                                         73,828,516

  APPAREL - 2.3%
     Liz Claiborne, Inc. ...............                959,300          41,106,005


  BANKING - 6.9%
     Annaly Capital Management, Inc.
       REIT.............................              2,655,800          41,111,784
     JPMorgan Chase & Co. ..............                880,000          42,574,400
     Regions Financial Corp. ...........                912,000          32,257,440
     Stewart Information Services
       Corp. ...........................                198,400           8,291,136
                                                                     --------------
                                                                        124,234,760

  BASIC MATERIALS - 0.9%
     Barrick Gold Corp. (Canada)........                583,900          16,670,345


  BROKERAGE & MONEY MANAGEMENT - 2.6%
     AMVESCAP PLC ADR (United Kingdom)..                529,100          11,693,110
     Federated Investors, Inc. Class B..                934,500          34,314,840
                                                                     --------------
                                                                         46,007,950

  BUSINESS PRODUCTS - 2.6%
     Diebold, Inc. .....................                962,000          45,897,020


  CONSUMER PRODUCTS - 7.0%
     Avon Products, Inc. ...............              1,015,200          37,826,352
     Blount International, Inc.*........                677,800           8,438,610
     Helen of Troy, Ltd.* (Bermuda).....                371,275           8,431,655
     Newell Rubbermaid, Inc. ...........                887,600          27,595,484
     Pactiv Corp.*......................              1,305,600          44,050,944
                                                                     --------------
                                                                        126,343,045

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.0%
     Anheuser-Busch Cos., Inc. .........                794,600          40,095,516
     International Flavors & Fragrances,
       Inc. ............................                672,700          31,764,894
                                                                     --------------
                                                                         71,860,410

  ENERGY - 2.3%
     GlobalSanteFe Corp. ...............                286,400          17,665,152
     Hanover Compressor Co.*............              1,046,000          23,273,500
                                                                     --------------
                                                                         40,938,652

  HEALTHCARE PRODUCTS - 6.9%
     Baxter International, Inc. ........                847,300          44,627,291
     Beckman Coulter, Inc. .............                612,600          39,139,014
     Cooper Cos, Inc. (The).............                331,900          16,136,978
     STERIS Corp. ......................                514,775          13,672,424
     Thoratec Corp.*....................                496,700          10,381,030
                                                                     --------------
                                                                        123,956,737

  HEALTHCARE SERVICES - 1.4%
     Apria Healthcare Group, Inc.*......                792,800          25,567,800


  INDUSTRIAL PRODUCTS - 7.4%
     Cabot Corp. .......................                387,500          18,495,375
     Dionex Corp.*......................                326,587          22,243,841
     Mine Safety Appliances Co. ........                453,350          19,067,901
     Schnitzer Steel Industries, Inc.
       Class A..........................                466,500          18,739,305
     Sealed Air Corp. ..................              1,140,200          36,030,320
     Spartech Corp. ....................                609,800          17,891,532
                                                                     --------------
                                                                        132,468,274

  INDUSTRIAL SERVICES - 6.8%
     ABM Industries, Inc. ..............                420,400          11,094,356
     Allied Waste Industries, Inc.*.....              3,591,200          45,213,208
     Sysco Corp. .......................              1,055,200          35,697,416
     Waste Management, Inc. ............                876,000          30,143,160
                                                                     --------------
                                                                        122,148,140

  INFORMATION TECHNOLOGY SERVICES - 1.1%
     Unisys Corp.*......................              2,275,500          19,182,465


MERIDIAN VALUE FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------

COMMON STOCK (continued)



  INSURANCE - 1.8%
     XL Capital, Ltd. Class A
       (Bermuda)........................                456,200      $   31,915,752


  INSURANCE BROKERS - 2.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,328,000          52,562,240


  LEISURE & AMUSEMENT - 1.0%
     Polaris Industries, Inc. ..........                367,700          17,642,246


  OIL & GAS - 2.0%
     Kinder Morgan Management, LLC*.....                711,956          36,480,645


  PHARMACEUTICALS - 4.7%
     Charles River Laboratories
       International, Inc.*.............                435,100          20,127,726
     MedImmune, Inc.*...................                885,200          32,212,428
     Schering-Plough Corp. .............              1,257,200          32,071,172
                                                                     --------------
                                                                         84,411,326

  REAL ESTATE - 1.7%
     Apartment Investment & Management
       Co. Class A REIT.................                514,700          29,693,043


  RETAIL - 3.7%
     Rent-A-Center, Inc.*...............                980,900          27,445,582
     Safeway, Inc. .....................                830,000          30,411,200
     Tuesday Morning Corp. .............                510,200           7,571,368
                                                                     --------------
                                                                         65,428,150

  TECHNOLOGY - 7.3%
     Analog Devices, Inc. ..............                490,000          16,900,100
     Avid Technology, Inc.*.............                535,400          18,674,752
     Entegris, Inc.*....................              2,356,700          25,216,690
     Intel Corp. .......................              1,005,000          19,225,650
     Western Digital Corp.*.............              1,557,800          26,186,618
     Zebra Technologies Corp. Class A*..                655,000          25,289,550
                                                                     --------------
                                                                        131,493,360

  TECH-SOFTWARE - 1.0%
     Cognos, Inc.*......................                430,900          16,973,151


  TELECOMMUNICATIONS EQUIPMENT - 2.0%
     Nokia Oyj ADR (Finland)............              1,551,800          35,567,256


  TELECOMMUNICATIONS SERVICES - 2.1%
     Alltel Corp. ......................                601,500          37,293,000


  UTILITIES - 6.5%
     Dynegy, Inc. Class A*..............              3,235,300          29,958,878
     Hawaiian Electric Industries,
       Inc. ............................                699,375          18,176,756
     Progress Energy, Inc. .............                807,600          40,735,344
     TECO Energy, Inc. .................              1,655,200          28,485,992
                                                                     --------------
                                                                        117,356,970

  TOTAL COMMON STOCKS - 95.2%
     (Cost $1,427,248,940).....................................       1,706,417,678
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 2.5%
     U.S. Treasury Bill @ 5.063%**
       due 04/05/07
       (Face Value $15,000,000)................................          14,989,708
     U.S. Treasury Bill @ 5.130%**
       due 05/03/07
       (Face Value $15,000,000)................................          14,931,250
     U.S. Treasury Bill @ 5.025%**
       due 06/07/07
       (Face Value $15,000,000)................................          14,865,330
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $44,782,125).........................................          44,786,288
                                                                     --------------

  TOTAL INVESTMENTS - 97.7%
    (Cost $1,472,031,065)......................................       1,751,203,966
CASH AND OTHER ASSETS, LESS LIABILITIES - 2.3%.................          42,074,218
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,793,278,184
                                                                     ==============




The aggregate book cost is $1,472,031,065.

The aggregate gross unrealized appreciation is $285,039,694.
The aggregate gross unrealized depreciation is $(5,866,793).
The net unrealized appreciation is $279,172,901.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

MERIDIAN VALUE FUND(R)

MARCH 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                   MERIDIAN FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                          Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                          preceded or accompanied by an
                              effective prospectus.

                        ---------------------------------
                             Officers and Directors

                              RICHARD F. ASTER, JR.
                             President and Director

                                RALPH CECHETTINI

                               MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                 JAMES B. GLAVIN

                                 MICHAEL STOLPER
                                    Directors

                                GREGG B. KEELING
                            Chief Financial Officer,
                             Treasurer and Secretary
                            Chief Compliance Officer

                                    Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania

                       Transfer Agent and Disbursing Agent
                                    PFPC INC.
                          King of Prussia, Pennsylvania
                                 (800) 446-6662

                                     Counsel
                             MORRISON & FOERSTER LLP
                                Washington, D.C.

                                    Auditors
                           PRICEWATERHOUSECOOPERS LLP
                            San Francisco, California



                         MERIDIAN EQUITY INCOME FUND(R)

                             MERIDIAN GROWTH FUND(R)

                             MERIDIAN VALUE FUND(R)

                              THIRD QUARTER REPORT

                              [MERIDIAN FUND LOGO]

                          60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939

                              www.meridianfund.com

                            Telephone (800) 446-6662

                                 MARCH 31, 2007